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September 13, 2011

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variflex Separate Account
1940 Act Registration Number: 811-03957
1933 Act Registration Numbers: 002-89328 and 333-36529
CIK: 0000740583
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variflex Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the semiannual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semiannual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 25, 2011
American Century Variable Portfolios, Inc.	0000814680	August 23, 2011
Dreyfus Investment Portfolios	0001056707	August 18, 2011
Dreyfus Variable Investment Fund	0000813383	August 17, 2011
Legg Mason Partners Variable Equity Trust	0001176343	August 26, 2011
MFS® Variable Insurance Trust	0000918571	August 31, 2011
Neuberger Berman Advisers Management Trust	0000736913	September 9, 2011
Oppenheimer Variable Account Funds	0000752737	August 24, 2011
PIMCO Variable Insurance Trust	0001047304	August 31, 2011
Royce Capital Fund	0001006387	August 24, 2011
Rydex Variable Trust	0001064046	September 8, 2011
SBL Fund	0000217087	September 8, 2011

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001